Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (11)	£ (8)
Increase (decrease) in profit for the year due to reasonably possible decrease	10	5
Increase (decrease) in equity for the year due to reasonable possible increase	(571)	(695)
Increase (decrease) in equity for the year due to reasonable possible decrease	575	699
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(9)	(7)
Increase (decrease) in profit for the year due to reasonably possible decrease	£ 8	£ 4
Percentage of reasonably possible increase	(0.20%)	(0.20%)
Percentage of reasonably possible decrease	0.20%	0.10%
Increase (decrease) in equity for the year due to reasonable possible increase	£ (9)	£ (7)
Increase (decrease) in equity for the year due to reasonable possible decrease	8	4
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(193)	(234)
Increase (decrease) in equity for the year due to reasonable possible decrease	200	242
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(588)	(585)
Increase (decrease) in equity for the year due to reasonable possible decrease	588	585
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	2	1
Increase (decrease) in profit for the year due to reasonably possible decrease	(2)	(1)
Increase (decrease) in equity for the year due to reasonable possible increase	219	131
Increase (decrease) in equity for the year due to reasonable possible decrease	£ (221)	£ (132)
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase	1.00%	1.20%
Percentage of reasonably possible decrease	(1.00%)	(1.10%)